FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2019

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-22988

Registrant Name:  Nuveen Global High Income Fund

Reporting Period:  07/01/2018 - 06/30/2019

Nuveen Global High Income Fund

VANGUARD NATURAL RESOURCES, INC. Meeting Date: AUG 06, 2018 Record Date: JUL 06, 2018 Meeting Type: ANNUAL
Ticker: VNRR Security ID: 91828V308
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Randall M. Albert	Management	For	For
1.2	Elect Director Michael V. Alexander	Management	For	For
1.3	Elect Director Joseph M. Citarrella	Management	For	For
1.4	Elect Director W. Greg Dunlevy	Management	For	For
1.5	Elect Director Joseph Hurliman, Jr.	Management	For	For
1.6	Elect Director Graham A. Morris	Management	For	For
1.7	Elect Director R. Scott Sloan	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Global High Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 19, 2019